Convertible Loan Notes (Details Textual) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 26, 2013	Dec. 31, 2014	Feb. 28, 2013
Nonredeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument Principal Amount Per Share	$ 0.14
Warrants to Purchase of Common Stock	10,894,839
Conversion of Stock, Amount Converted	$ 5,491,001
Conversion of Stock, Shares Converted	4,357,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.14
Redeemable Convertible Preferred Stock One [Member]
Debt Instrument [Line Items]
Warrants to Purchase of Common Stock		1,645,361
Conversion of Stock, Amount Converted		829,277
Conversion of Stock, Shares Converted		658,145
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 0.14
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument Principal Amount Per Share			$ 0.14
Debt Instrument, Face Amount			$ 7,500,000
Stock Issued During Period, Shares, New Issues			2,000,000
Convertible Debt [Member] | Convertible Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues			7,030,387
Convertible Debt [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues			1,900,000
Convertible Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Convertible Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			25.00%